Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities and Other Payables
10. Accrued Liabilities and Other Payables
The following is a summary of accrued liabilities and other payables as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Accrued liabilities for learning services and online marketing services	39,042	85,598
Accrued marketing expenses	19,981	43,765
Accrued professional fee	7,863	28,499
Accrued administrative expenses	5,126	8,169
Accrued technical expenses	4,315	8,960
Deposits payable to service providers	2,995	2,542
Operating lease liabilities-current portion	—	4,166
Others	6,392	10,944

Total	85,714	192,643